Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
NEONC TECHNOLOGIES HOLDINGS, INC.
Revenues:
Revenue	$ 83,000	$ 70,462
Operating Expenses:
Research and development	3,045,239	1,534,114
Legal and professional	2,000,623	1,907,687
General and administrative	1,638,410	1,488,557
Advisory fee	500,000	500,000
Litigation settlement expense, net	41,250	4,100,000
License expense		2,737,773
Total Operating Expenses	7,225,522	12,268,132
Loss From Operations	(7,142,522)	(12,197,669)
Interest income	16,133
Amortization of debt issuance costs	(145,097)
Interest expense - related parties	(2,557,055)	(2,723,396)
Loss on extinguishment of Bridge loan - related party	(2,069,923)
Net Loss	$ (11,898,464)	$ (14,921,065)
Loss per share:
Basic net loss per common share	$ (0.69)	$ (1.02)
Diluted net loss per common share	$ (0.69)	$ (1.02)
Weighted average shares used in computing basic net loss per common share	17,342,755	14,681,111
Weighted average shares used in computing diluted net loss per common share	17,342,755	14,681,111